Research and Development (Details) - Shedule of research and development - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Shedule of research and development [Abstarct]
Research and preclinical studies	$ 2,984,677
Salaries, regulatory, professional and other expenses	909,194	646,487
Amortization of intangible assets	20,242
Share-based compensation (Notes 7, 10 and 11)	291,132
Total research and development	$ 4,205,245	$ 646,487